Restatement of Financial Statements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restatement of Financial Statements
Ownership interest	83.09%
Net income attributable to common stockholders - basic		$ 32,201	$ 32,234	$ 136,394	$ 112,714	$ 155,481	$ 129,731	$ 132,543
Net income attributable to common stockholders - diluted		32,201	32,234	136,394	112,714	155,481	129,731	132,543
Weighted average shares outstanding - basic		155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
Weighted average shares outstanding - diluted		155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
Earnings per common share, basic and diluted
Net income attributable to common stockholders (in dollars per share)		$ 0.21	$ 0.21	$ 0.88	$ 0.73	$ 1.00	$ 0.84	$ 0.85
Dilutive securities		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0